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Prospectus Supplement
July 29, 1999*

American Express Investors Certificate
(for selected investors)

                              S-6040D

On page 42p, in "Selling Agent Agreement with AEBI" under "How your money is managed," "0.60%" replaces "0.50%" for the period from August 1, 1999, through December 31, 2000, and "0.40%" replaces "0.30%" beginning August 1, 1999. AEBI also will receive a special sales incentive fee of $52,000 in August 1999.








S-6040-11A (7/99)
Valid until next prospectus update

*Destroy April 26, 2000